Note 20 - Deferred Income Tax - Net Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Deferred tax assets			$ (225,680)	$ (181,606)
Deferred tax liabilities			336,982	379,039
Net deferred tax liability (asset)	$ 197,433	$ 304,438	$ 111,302	$ 197,433
At the beginning of the year	197,433	304,438
Effect of adoption of new standards		823
Translation differences	1,100	4,171
Increase due to business combinations	10,847
Charged directly to other comprehensive income	(838)	1,898
Income statement charge / (credit)	(97,240)	(113,897)
At the end of the year	$ 111,302	$ 197,433